INCOME TAX AND DEFERRED TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX AND DEFERRED TAX [Abstract]
INCOME TAX AND DEFERRED TAX
14.	INCOME TAX AND DEFERRED TAX

Tax Reform

The Tax Reform sanctioned in Argentina in 2017, with some amendments introduced in December 2018 after the issuance of Law No. 27,468, brought with it a series of modifications in the taxation and calculation of the income tax to which the Company is subject in the normal course of its activities. Subsequently, on the occasion of the enactment of the Solidarity Law, new modifications were introduced with impact as of the fiscal year beginning on January 1, 2019. The main changes are the following:

Reduction in the applicable rate

Until the fiscal year ended on December 31, 2017, the income tax rate remained at 35%. The tax reform establishes a gradual reduction of the applicable rate for the calculation of income tax, being 30% and 25% for fiscal periods beginning on January 1, 2018 and 2019 and January 1, 2020 onwards, respectively.

The reduction in the applicable rate is complemented by the application of a tax on the distribution of dividends made to human persons and foreign beneficiaries, which the Company must withhold and enter the Tax authority as a single and definitive payment when the dividends are paid. This additional tax will be 7% or 13%, depending on whether the dividends distributed correspond to earnings of a fiscal period in which the Company was reached at the rate of 30% or 25%, respectively. For these purposes it is considered, without admitting proof to the contrary, that the dividends that are made available correspond, firstly, to the oldest accumulated earnings.

Solidarity Law suspended until fiscal years starting from 1st January 2021 inclusive, reduced to 25% of the applicable rate and retention of 13% on dividends.

Tax adjustment for inflation

This section was subsequently modified by Law No. 27,468, which establishes that in the net taxable income of the periods beginning on or after January 1, 2018, the adjustment for inflation obtained by the application of the income tax law may be deducted or incorporated into the tax result for the fiscal year. This adjustment will proceed only if the percentage variation in the IPC, will accumulate (a) a percentage higher than 100% in the 36 months prior to the end of the year, or (b) regarding the first, second and third fiscal year that starts from its effective date, an accumulated variation of the IPC that exceeds 55%, 30% or 15% of said 100%, respectively.

For the fiscal year ended December 31, 2020, the CPI has exceeded the 30% threshold mentioned above, so the Company has measured the tax charge to earnings for the year ended December 31, 2020 considering the application of the adjustment for fiscal inflation.

According to the Solidarity Law, the positive or negative result generated by the application of the inflation adjustment corresponding to the first and second fiscal year beginning on January 1, 2019 will be charged in a sixth in that fiscal period and the five sixths remaining in equal parts in the following 5 fiscal periods.

Adjustment of acquisitions and investments made in fiscal years beginning on or after January 1, 2018

A cost adjustment mechanism is established for assets acquired or investments made in fiscal years beginning on or after January 1, 2018. The adjustment will be made based on the percentage variations of the WPI. This adjustment mechanism will have a significant impact on the calculation of future taxable profits on which the Company must pay the income tax.

Tax revaluation

It established the possibility of carrying out a tax revaluation, for a single time, of certain assets that are part of the assets as of December 31, 2017, in order to adjust their value.

This revaluation was optional, and to carry out the tax revaluation, a special tax must be paid. The special tax varied between 8% and 15%, depending on the type of asset to be re-evaluated between the difference of the residual revalued tax value and the residual tax value of origin.

Once the option for a certain good is exercised, all other goods in the same category must be revalued.

This tax is not deductible from income tax, and the asset increase that originates the revaluation is neither taxable for income tax nor taxable for the purposes of the TOMPI liquidation.

The taxpayers that exercised the revaluation option has waived to promote any judicial or administrative process for which the adjustment for tax inflation is claimed.

The Board of Directors decided to make use of this option.

Deferred Tax

The reconciliation between the charge computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
Current income tax	(3,439,545)	(3,651,647)	(6,698,265)
Special revaluation tax	-	-	(2,194,810)
Deferred income tax	(964,878)	(1,826,938)	8,865,492
Total income tax	(4,404,423)	(5,478,585)	(27,583)

The analysis of the net deferred tax assets and liabilities is as follows:

	2020	2019
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	1,250,309	1,356,732
Deferred tax assets to be recovered after less than 12 months	372,361	372,055
Deferred tax liabilities:
Deferred tax liabilities to be recovered after more than 12 months	(8,828,384)	(8,172,277)
Deferred tax liabilities to be recovered after less than 12 months	(242,878)	(40,224)
Deferred tax liabilities, net	(7,448,592)	(6,483,714)

The components of the net deferred tax assets and liabilities as of December 31, 2020, 2019 and 2018 are the following:

Deferred tax assets	Other receivables	Allowance for doubtful accounts	Tax credits discounted value loss	Account receivables discounted value	Provisions for legal claims and other provisions	Financial lease	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Total
As of December 31, 2018	-	-	811	4,761	211,326	853,576	665,948	-	-	1,736,422
Charge in results	-	995	(327)	(3,766)	(511)	(36,365)	20,319	-	12,020	(7,635)
As of December 31, 2019	-	995	484	995	210,815	817,211	686,267	-	12,020	1,728,787
Charge in results	13,517	(995)	(484)	(352)	12,320	(89,081)	(46,704)	944	4,718	(106,117)
As of December 31, 2020	13,517	-	-	643	223,135	728,130	639,563	944	16,738	1,622,670

Deferred tax liabilities	Deferred sales	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventaries	Other financial assets at amortized cost	Tax inflation adjustment	Total
As of December 31, 2018	5,945	(65,093)	(6,111,056)	(198,776)	(24,218)	-	-	(6,393,198)
Charge in results	(5,945)	29,334	190,184	195,879	(3,194)	(2,538)	(2,223,023)	(1,819,303)
As of December 31, 2019	-	(35,759)	(5,920,872)	(2,897)	(27,412)	(2,538)	(2,223,023)	(8,212,501)
Charge in results	-	15,815	693,689	1,861	(6,112)	(199,006)	(1,365,008)	(858,761)
As of December 31, 2020	-	(19,944)	(5,227,183)	(1,036)	(33,524)	(201,544)	(3,588,031)	(9,071,262)

Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2020, 2019 and 2018 as follows:

	2020	2019	2018
Pre tax income	7,690,622	22,911,548	23,935,579
Statutory income tax rate	30%	30%	30%

Pre tax income at statutory income tax rate	(2,307,187)	(6,873,464)	(7,180,674)
Tax effects due to:
- Restatement by inflation	2,095,061	2,776,728	505,544
- Unrecognized tax loss carryforward (1)	(2,036,579)	-	-
- Special revalution tax	-	-	(2,194,810)
- Adjustment affidavit previous year	(9,073)	186,024	(632)
- Tax revaluation benefit	-	-	8,778,172
- Tax inflation adjustment	(2,775,060)	(2,720,752)	-
- Others	628,415	1,152,879	64,817
Total income tax	(4,404,423)	(5,478,585)	(27,583)